Note 12 - Sale of Subsidiary to Related Party	12 Months Ended
Dec. 31, 2012
Sale Of Subsidiary To Related Party [Abstract]
Sale Of Subsidiary To Related Party [Text Block]

12.    Sale of Subsidiary to Related Party

On January 11, 2012, VeriTeQ Acquisition Corporation (“VeriTeQ”), which is owned and controlled by Mr. Silverman, purchased all of the outstanding capital stock of PositiveID Animal Health (“Animal Health”) in exchange for a secured promissory note in the amount of $200,000 (the “Note”) and 4 million shares of common stock of VeriTeQ representing a 10% ownership interest, to which no value was ascribed. Our chief executive officer, Mr. Caragol, also serves on the Board of Directors of VeriTeQ. The Note accrues interest at 5% per annum. Payments under the Note were begin on January 11, 2013 and are due and payable monthly, and the Note matures on January 11, 2015. The Note is secured by substantially all of the assets of Animal Health pursuant to a Security Agreement dated January 11, 2012 (the “VeriTeQ Security Agreement”). The Company has not recorded the Note or any accrued interest in its consolidated balance sheet as of December 31, 2012, and currently plans to recognize the $200,000 gain represented by the Note as the Note is collected. As of March 31, 2013, VeriTeQ had not yet made payment on the Note.

In connection with the sale, the Company entered into a license agreement with VeriTeQ (the “Original License Agreement”) which grants VeriTeQ a non-exclusive, perpetual, non-transferable, license to utilize the Company’s bio-sensor implantable radio frequency identification (RFID) device that is protected under United States Patent No. 7,125,382, “Embedded Bio Sensor System” (the “Patent”) for the purpose of designing and constructing, using, selling and offering to sell products or services related to the VeriChip business, but excluding the GlucoChip or any product or application involving blood glucose detection or diabetes management.  Pursuant to the Original License Agreement, the Company was to receive royalties in the amount of 10% on all gross revenues arising out of or relating to VeriTeQ’s sale of products, whether by license or otherwise, specifically relating to the Patent, and a royalty of 20% on gross revenues that are generated under the Development and Supply Agreement between the Company and Medical Components, Inc. (“Medcomp”) dated April 2, 2009. The total cumulative royalty payments under the agreement with Medcomp will not exceed $600,000.

The Company also entered into a shared services agreement with VeriTeQ on January 11, 2012 (the “Shared Services Agreement”), pursuant to which the Company agreed to provide certain services to VeriTeQ in exchange for $30,000 per month.  The term of the Shared Services Agreement commenced on January 23, 2012. The first payment for such services is not payable until VeriTeQ receives gross proceeds of a financing of at least $500,000. The balance due from VeriTeQ under the Shared Services Agreement, including certain expenses paid by the Company on behalf of VeriTeQ, totaled approximately $160,000 as of May 31, 2012, which was not recorded in the Company’s balance sheet and was to be recorded on a cash basis as collected. On June 25, 2012, the Shared Services Agreement was amended, pursuant to which all amounts owed to the Company under the Shared Services Agreement as of May 31, 2012 were converted into 2,285,779 shares of common stock of VeriTeQ, to which no value was ascribed. In addition, effective June 1, 2012, the monthly charge for the shared services under the Shared Services Agreement was reduced from $30,000 to $12,000.  Furthermore, on June 26, 2012, the Original License Agreement was amended pursuant to which the license was converted from a non-exclusive license to an exclusive license, subject to VeriTeQ meeting certain minimum royalty requirements as follows: 2013 - $400,000; 2014 - $800,000; and 2015 and thereafter - $1,600,000.

On August 28, 2012, the Company entered into an Asset Purchase Agreement with VeriTeQ (the “VeriTeQ Asset Purchase Agreement”), whereby VeriTeQ purchased all of the intellectual property, including patents and patents pending, related to the Company’s embedded biosensor portfolio of intellectual property. There were no proceeds received in connection with this sale and the intellectual property had a book value of nil. Under the VeriTeQ Asset Purchase Agreement, the Company is to receive royalties in the amount of ten percent (10%) on all gross revenues arising out of or relating to VeriTeQ’s sale of products, whether by license or otherwise, specifically relating to the embedded biosensor intellectual property, to be calculated quarterly with royalty payments due within 30 days of each quarter end. In 2012, there are no minimum royalty requirements. Minimum royalty requirements thereafter, and through the remaining life of any of the patents and patents pending, are identical to the minimum royalties due under the Original License Agreement.

Simultaneously with the VeriTeQ Asset Purchase Agreement, the Company entered into a license agreement with VeriTeQ granting the Company an exclusive, perpetual, transferable, worldwide and royalty-free license to the Patent and patents pending that are a component of the GlucoChip in the fields of blood glucose monitoring and diabetes management. In connection with the VeriTeQ Asset Purchase Agreement, the Original License Agreement, as amended June 26, 2012, was terminated. Also on August 28, 2012, the VeriTeQ Security Agreement was amended, pursuant to which the assets sold by the Company to VeriTeQ under the VeriTeQ Asset Purchase Agreement and the related royalty payments were added as collateral under the VeriTeQ Security Agreement.

On August 28, 2012, the Shared Services Agreement was further amended, pursuant to which, effective September 1, 2012, the monthly charge for the shared services under the Shared Services Agreement was reduced from $12,000 to $5,000.  As of December 31, 2012, VeriTeQ owed the Company $ 138,000 for shared services for which no revenue has been recorded.